Investment in Office Properties, Contractual Obligations and Minimum Rental Receipts (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Obligations for tenant improvement allowances and lease inducement costs for lease in place and commitments for buildings [Abstract]
2013	$ 4,754
2014	452
2015	0
2016	32
2017	0
Thereafter	272
Total	5,510
Minimum future lease payments [Abstract]
2013	315
2014	155
2015	59
2016	25
2017	13
Thereafter	2
Total	569
Future approximate minimum rental receipts under noncancelable leases [Abstract]
2013	220,198
2014	205,401
2015	187,702
2016	159,381
2017	124,827
Thereafter	353,797
Total	1,251,306
Ground Leases, Future Minimum Payments Due [Abstract]
2013	220,198
2014	205,401
2016	159,381
2017	124,827
2015	187,702
Thereafter	353,797
Total	1,251,306
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	315
2014	155
2015	59
2016	25
2017	13
Thereafter	2
Total	569
Westshore Corporate Center [Member]
Future approximate minimum rental receipts under noncancelable leases [Abstract]
Remaining lease term	22 years 0 months 0 days
NASCAR Plaza
Future approximate minimum rental receipts under noncancelable leases [Abstract]
Remaining lease term	93 years 0 months 0 days
Corporate Center Four [Member]
Future approximate minimum rental receipts under noncancelable leases [Abstract]
Remaining lease term	68 years 0 months 0 days
Development rental rate (in dollars per gross floor foot area)	0.40
Period between increases in development rental rate subsequent to fixed rate period	5 years 0 months 0 days
Ground Leases, Future Minimum Payments Due [Abstract]
Maximum periodic increase in development rental rate (in hundredths)	10.00%
Ground Lease [Member]
Future approximate minimum rental receipts under noncancelable leases [Abstract]
2013	266
2014	267
2015	268
2016	347
2017	268
Thereafter	14,923
Total	16,339
Ground Leases, Future Minimum Payments Due [Abstract]
2013	266
2014	267
2016	347
2017	268
2015	268
Thereafter	14,923
Total	$ 16,339